Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Share Capital

		in millions of Euros
	Number of shares	Share capital	Share premium
At January 1, 2018	134,510,623	3	420
New shares issued(A)	1,488,771	—	—

At December 31, 2018(B)	135,999,394	3	420

(A)	Constellium N.V. issued and granted 1,488,771 Class A ordinary shares to certain employees related to share-based compensation plans.
(B)	Constellium N.V. holds 38,597 Class A ordinary shares at December 31, 2018.